Business Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions
Business Acquisitions

Oberlo UAB

On April 28, 2017, the Company completed the acquisition of Oberlo UAB (Oberlo), a company located in Lithuania that facilitates product sourcing and dropshipping. The Company acquired 100 percent of the outstanding shares of Oberlo in exchange for cash consideration of $17,239. The transaction was accounted for as a business combination. The operations of Oberlo have been consolidated into the Company's results as of the acquisition date.

The following table summarizes the purchase price allocation of the Oberlo assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,521
Trade Accounts Receivable	1,603
Accounts Payable	(885)
Estimated fair value of identifiable assets acquired:
Acquired technology	11,590
Customer relationships	395
Goodwill	4,813
Deferred tax liability on acquired intangibles	(1,798)
Total purchase price	17,239

The acquired technology, the Oberlo app, was valued at $11,590 and customer relationships were valued at $395 using a discounted cash flow methodology, and are being amortized over 3 and 2 years, respectively. Goodwill from the Oberlo acquisition is primarily attributable to the expected synergies that will result from integrating the Oberlo solution with the Company's platform, and the acquisition of an assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes. The deferred tax liability relates to the taxable temporary difference on the acquired intangible assets.

Prior Year Acquisitions

Boltmade, Inc.

On October 3, 2016, the Company completed the acquisition of Boltmade, Inc. (Boltmade), a product design and development consultancy firm based in Waterloo, Ontario. The Company acquired 100 percent of the outstanding shares of Boltmade in exchange for cash consideration of $6,015. The transaction was accounted for as a business combination. The operations of Boltmade have been consolidated into the Company's results as of the acquisition date.

The following table summarizes the purchase price allocation of the Boltmade assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital	515
Estimated fair value of identifiable assets acquired:
Net tangible assets acquired	50
Goodwill	5,450
Total purchase price	6,015

Goodwill from the Boltmade acquisition is primarily attributable to the incremental income that is expected to be generated by the Company as a result of acquiring the Boltmade assembled workforce, which is expected to deliver synergies in web and mobile development by providing an immediate pool of talent to execute on the Shopify Plus product roadmap. None of the goodwill recognized is expected to be deductible for income tax purposes.

Kit CRM Inc.

On April 18, 2016, the Company completed the acquisition of Kit CRM Inc. (Kit), a virtual marketing assistant that leverages messaging to help businesses market their online stores. The Company acquired 100 percent of the outstanding shares of Kit in exchange for cash consideration of $8,254. The transaction was accounted for as a business combination. The operations of Kit have been consolidated into the Company's results as of the acquisition date.

The following table summarizes the purchase price allocation of the Kit assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital	254
Estimated fair value of identifiable assets acquired:
Acquired technology	1,071
Goodwill	6,929
Total purchase price	8,254

The acquired technology, the Kit app, which was valued at $1,071 using a discounted cash flows methodology, is being amortized over 2 years. Goodwill from the Kit acquisition is primarily attributable to expected synergies as the Company supports the growing trend towards conversational commerce, supporting the continued growth of gross merchants’ volume by enhancing the Company’s merchants’ marketing capabilities, and the acquisition of an assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.